Unaudited Condensed Consolidated Statements of Financial Position - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 8,325,000	£ 6,472,000
Intangible assets	410,000	410,000
Right of use assets	24,233,000	25,173,000
Other non-current assets	7,895,000	7,342,000
Deferred tax asset	4,442,000	4,240,000
Total non-current assets	45,305,000	43,637,000
Current assets
Inventory	1,891,000	943,000
Trade and other receivables	48,458,000	46,711,000
Tax credits receivable	2,365,000	11,688,000
Cash and cash equivalents	342,341,000	332,539,000
Total current assets	395,055,000	391,881,000
Total assets	440,360,000	435,518,000
Equity
Share capital	98,000	97,000
Share premium	137,957,000	123,751,000
Foreign currency translation reserve	(1,663,000)	(3,097,000)
Other reserves	337,847,000	337,847,000
Share-based payment reserve	95,062,000	81,411,000
Accumulated deficit	(292,027,000)	(261,253,000)
Total equity	277,274,000	278,756,000
Non-current liabilities
Non-current accruals	1,646,000	1,479,000
Interest-bearing loans and borrowings	37,116,000	39,500,000
Deferred revenue	4,331,000	4,331,000
Lease liabilities	27,570,000	28,248,000
Provisions	136,000	114,000
Total non-current liabilities	70,799,000	73,672,000
Current liabilities
Trade and other payables	85,754,000	75,076,000
Corporation tax liability	803,000	0
Interest-bearing loans and borrowings	991,000	0
Deferred revenue	3,204,000	6,408,000
Lease liabilities	1,513,000	1,555,000
Provisions	22,000	51,000
Total current liabilities	92,287,000	83,090,000
Total liabilities	163,086,000	156,762,000
Total equity and liabilities	£ 440,360,000	£ 435,518,000